RISK MANAGEMENT POLICIES - Sensitivity analysis performed reasonably possible changes in foreign exchange rates (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Foreign currency sensitivity analysis
Exchange rate variation	85.70%	52.50%
Exchange rate variation	(85.70%)	(52.50%)
Increase in profit loss	$ 6,818,895	$ 5,269,358
Decrease in profit loss	(6,818,895)	(5,269,358)
Increase in equity	6,818,895	5,269,358
Decrease in equity	$ (6,818,895)	$ (5,269,358)
US Dollar [member]
Foreign currency sensitivity analysis
Exchange rate variation	85.70%	52.50%
Exchange rate variation	(85.70%)	(52.50%)
Increase in profit loss	$ 6,132,508	$ 4,888,105
Decrease in profit loss	(6,132,508)	(4,888,105)
Increase in equity	6,132,508	4,888,105
Decrease in equity	$ (6,132,508)	$ (4,888,105)
Euro [member]
Foreign currency sensitivity analysis
Exchange rate variation	85.70%	52.50%
Exchange rate variation	(85.70%)	(52.50%)
Increase in profit loss	$ 286,507	$ 69,259
Decrease in profit loss	(286,507)	(69,259)
Increase in equity	286,507	69,259
Decrease in equity	$ (286,507)	$ (69,259)
Other Currency [member]
Foreign currency sensitivity analysis
Exchange rate variation	85.70%	52.50%
Exchange rate variation	(85.70%)	(52.50%)
Increase in profit loss	$ 399,880	$ 311,994
Decrease in profit loss	(399,880)	(311,994)
Increase in equity	399,880	311,994
Decrease in equity	$ (399,880)	$ (311,994)